COMMITMENTS AND CONTINGENCIES	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies [Line Items]
COMMITMENTS AND CONTINGENCIES	COMMITMENTS AND CONTINGENT LIABILITIES
(a)Lease commitments:
The Company leases office space and motor vehicles, which expire on various dates, the latest of which is in 2025. Future minimum lease commitments under non-cancelable operating leases as of September 30, 2021 (unaudited), are as follows:

	Rental of premises	Lease of motor vehicles
	Unaudited	Unaudited
2021	$653	$7
2022	2,299	8
2023	1,801	—
2024	796	—
2025	742	—
Total	$6,291	$15
Operating lease expenses for the nine months ended September 30, 2021 (unaudited) and 2020 (unaudited) totaled $1,532 and $1,820, respectively.
(b)Pledges and bank guarantees:
1.In conjunction with the Agreement and its amendments (see Note 5), Innovid pledged 65,000 common stocks of its Israeli Subsidiary, NIS 0.01 par value each.
2.Israeli Subsidiary pledged bank deposits in an aggregate amount of $679 in connection with an office rent agreement and credit cards.
3.Innovid obtained bank guarantees in an aggregate amount of $251 in connection with its office lease agreements.
11:- COMMITMENTS AND CONTINGENT LIABILITIES
(a)Lease commitments:
The Company leases office space and motor vehicles, which expire on various dates, the latest of which is in 2025. Future minimum lease commitments under non-cancelable operating leases as of December 31, 2020, are as follows:

Year ended December 31,	Rental of premises	Lease of motor vehicles
2020	$2,338	$27
2021	2,150	8
2022	1,804	—
2023	799	—
2024 and thereafter	745	—
Total	$7,836	$35
Operating lease expenses for the years ended December 31, 2020 and 2019 were $2,215 and $2,474, respectively.
(b)Pledges and bank guarantees:
1.In conjunction with the Agreement and its amendments (see Note 10), Innovid pledged 65,000 common stocks of its Israeli Subsidiary, NIS 0.01 par value each.
2.Israeli Subsidiary pledged bank deposits in an aggregate amount of $682 in connection with an office rent agreement and credit cards.
3.Innovid obtained bank guarantees in an aggregate amount of $251 in connection with its office lease agreements.

ION Acquisition Corp 2 LTD
Commitments and Contingencies [Line Items]
COMMITMENTS AND CONTINGENCIES	COMMITMENTS AND CONTINGENCIES
Risks and Uncertainties
Management continues to evaluate the impact of the COVID-19 global pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, its results of operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Registration Rights
Pursuant to a registration rights agreement entered into on February 10, 2021, the holders of the Founder Shares, forward purchase shares, Private Placement Warrants and any warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants or warrants that may be issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights requiring the Company to register a sale of any of the Company’s securities held by them pursuant to a registration rights agreement. The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. The registration rights agreement will not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriters are entitled to a deferred fee of $0.35 per Unit, or $8,855,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
COMMITMENTS AND CONTINGENCIES
Risks and Uncertainties
Management has evaluated the impact of the COVID-19 global pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, its results of operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Registration Rights
Pursuant to a registration rights agreement entered into on February 10, 2021, the holders of the Founder Shares, Forward Purchase Shares, Private Placement Warrants and any warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants or warrants that may be issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights requiring the Company to register a sale of any of the Company’s securities held by them pursuant to a registration rights agreement. The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. The registration rights agreement will not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriters are entitled to a deferred fee of $0.35 per Unit, or $8,855,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Merger Agreement
On June 24, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Inspire Merger Sub 1, Inc., a Delaware corporation and a direct, wholly owned subsidiary of the Company (“Merger Sub 1”), Inspire Merger Sub 2, LLC, a Delaware limited liability company and a direct, wholly owned subsidiary of the Company (“Merger Sub 2” and, together with Merger Sub 1, the “Merger Subs”), and Innovid, Inc., a Delaware corporation (“Innovid”).
Pursuant to the Merger Agreement and subject to the terms and conditions set forth therein, the Company will migrate to and domesticate as a Delaware corporation (the “Domestication”) prior to the consummation of the Mergers (as defined below) (the “Closing”), and Merger Sub 1 will merge with and into Innovid (the “First Merger” and, the effective time of such First Merger, the “First Effective Time”), with Innovid continuing as the surviving company of the First Merger (the “Surviving Corporation”). The Surviving Corporation will then merge with and into Merger Sub 2 (the “Second Merger” and, together with the First Merger, the “Mergers”; the effective time of such Second Merger, the “Second Effective Time”), with Merger Sub 2 continuing as the surviving entity of the Second Merger (the “Surviving Entity”), and the Company will change its name to “Innovid Corp.” (the “Company”). As a result of the Merger and the other transactions contemplated by the Merger Agreement (the “Transactions” or the “Business Combination”), the Surviving Entity will remain a direct, wholly-owned subsidiary of the Company. The Merger Agreement and the Transactions have been approved by the board of directors of each of the Company and Innovid.
Pursuant to the Merger Agreement, immediately prior to the Domestication, each issued and outstanding Class B ordinary share, par value $0.0001 per share, of the Company will be automatically converted, on a one-for-one basis, into one (1) Class A ordinary share, par value $0.0001 per share, of the Company in accordance with the terms of the Company’s organizational documents. Immediately following such conversion, upon the
Domestication, (i) each then issued and outstanding Company Class A Share will automatically be converted, on a one-for-one basis, into a share of common stock of the Company (after the Domestication) (“the Company Domesticated Common Stock”), (ii) each issued and outstanding warrant to purchase one (1) the Company Class A Share at a price of $11.50 per share (“the Company Warrants”) will automatically be converted into one corresponding warrant to acquire one (1) share of the Company Domesticated Common Stock (“the Company Domesticated Warrant”) and (iii) each then issued and outstanding unit representing one (1) Company Class A Share and one-eighth (1/8) of an the Company Warrant will be automatically converted into one (1) unit of the Company (after the Domestication) representing one (1) Company Domesticated Common Stock and one-eighth (1/8) of an the Company Domesticated Warrant. No fractional Company Domesticated Warrants will be issued in connection with such conversion such that if a holder of such units would be entitled to receive a fractional Domesticated Acquiror Warrant, the number of Domesticated Acquiror Warrants to be issued to such holder upon such conversion will be rounded down to the nearest whole number of Domesticated Acquiror Warrants.
The Transactions are targeted to be consummated in the fourth quarter of 2021, after receipt of the required approval by the shareholders of the Company (the “the Company Shareholder Approval”)the required approval by the stockholders of Innovid (the “Innovid Stockholder Approval”) and the fulfillment of certain other terms and conditions set forth in the Merger Agreement.
Covenants
The Merger Agreement includes customary covenants of the parties with respect to efforts to satisfy conditions to the consummation of the Transactions and for Innovid to conduct its business in the ordinary course through the Closing subject to certain restrictions, including to prevent leakage. The Merger Agreement also contains additional covenants of the parties, including, among others, (i) a covenant providing for the Company and Innovid to cooperate in the preparation of the Registration Statement on Form S-4 required to be prepared in connection with the Merger (the “Registration Statement”), (ii) covenants requiring the Company to duly call and give notice of, convene and hold a meeting of its shareholders, as promptly as reasonably practicable following the date that the Registration Statement is declared effective by the SEC under the Securities Act of 1933, as amended (the “Securities Act” and, such effective date, the “Registration Statement Effective Date”), and in any event, within thirty (30) Business Days after the Registration Statement Effective Date, (iii) covenants requiring the board of directors of the Company to recommend to the shareholders of the Company the adoption and approval of the the Company transaction proposals contemplated by the Merger Agreement; (iv) covenants requiring the board of directors of the Company to recommend to the shareholders of the Company the adoption and approval of the the Company transaction proposals contemplated by the Merger Agreement; and (v) covenants prohibiting the Company and Innovid from, among other things, directly or indirectly, soliciting, initiating, entering into or continuing discussions, negotiations or transactions with, or encouraging or responding to any inquiries or proposals by, or providing any information to, any person concerning, any alternative business combination. The board of directors of the Company would be entitled to change its recommendation to the Company’s shareholders under certain circumstances unrelated to an alternative business combination, including after compliance with certain procedural requirements.
The Merger Agreement also includes certain covenants in respect of director and officer indemnification coverage, including obtaining “tail” directors’ and officers’ liability insurance policies in respect of acts or omissions of current and former directors, officers, and employees of the Company, the Company, and each of their respective subsidiaries occurring prior to the First Effective Time.
Conditions to Closing
In addition, the consummation of the Transactions is conditioned upon the satisfaction of certain customary closing conditions, including among other things:
•the expiration or termination of the applicable waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976;
•receipt of the Innovid Stockholder Approval and the Company Shareholder Approval;
•the Company having at least $5,000,001 of net tangible assets immediately after the First Effective Time;
•the absence of any provision of any applicable legal requirement and any temporary, preliminary or permanent restraining order prohibiting, enjoining or making illegal the consummation of the Transactions;
•the approval for listing on the NYSE of the Company Domesticated Common Stock to be issued in connection with the Closing, subject only to official notice of issuance thereof; and
•effectiveness of the Registration Statement in accordance with the provisions of the Securities Act, the absence of any stop order issued by the SEC which remains in effect with respect to the Registration Statement, and the absence of any proceeding seeking such a stop order having been threatened or initiated by the SEC which remains pending.
The obligation of Innovid to consummate the Transactions are also conditioned upon, among other things:
•the accuracy of the representations and warranties of the Company (subject to certain materiality standards set forth in the Merger Agreement);
•material compliance by the Company with its pre-closing covenants and agreements;
•delivery of an executed Investor Rights Agreement;
•the freely usable cash contained in the Company’s trust account (after giving effect to the Company shareholder redemptions and the payment of deferred underwriting commissions and taxes), together with the aggregate amount of proceeds from the PIPE Investment (as defined below) funded and remaining with the Company (“Available Closing Cash”) equaling or exceeding $250,000,000 (“Minimum Cash Condition”);
•delivery to Innovid of written resignations of certain officers and directors of the Company; and
•consummation of the Domestication in accordance with the Merger Agreement.
The obligations of the Company and the Merger Subs to consummate the Transactions are also conditioned upon, among other things:
•the accuracy of the representations and warranties of Innovid (subject to certain materiality standards set forth in the Merger Agreement);
•material compliance by Innovid with its pre-closing covenants and agreements; and
•the absence of any change, event, state of facts, development or occurrence since the date of the Merger Agreement that, individually or in the aggregate, has or would reasonably be expected to have a material adverse effect on the business, assets, financial conditions, or results of operations of Innovid (subject to certain customary exceptions).
Termination
The Merger Agreement may be terminated:
•by mutual written consent of the Company and Innovid;
•by either the Company or Innovid, if the First Effective Time has not occurred by 11:59 p.m., New York City time, on December 24, 2021 (the “Termination Date”); provided, however, that if the SEC has not declared the Proxy Statement/Registration Statement effective on or prior to November 30, 2021, the Termination Date shall be automatically extended to February 24, 2022; provided, further, that the right to terminate the Merger Agreement will not be available to any Party whose material breach of any provision of therein caused or resulted in the failure of the First Merger to be consummated by such time;
•by either the Company or Innovid, if a governmental entity has issued an order or decree or has taken any other action, in any case having the effect of permanently restraining, enjoining or otherwise prohibiting the Transactions, including the Mergers, which order, decree or other action is final and non-appealable;
•by either the Company or Innovid, if, the Company fails to obtain the Company Shareholder Approval upon vote taken thereon at the Company shareholder meeting (or at a meeting of its shareholders following any adjournment or postponement thereof);
•by Innovid, if the Company has breached or failed to perform any of its covenants or representations and warranties or other agreements contained in the Merger Agreement in any material respect and has not cured such breach within the time periods provided for in the Merger Agreement;
•by the Company, if Innovid has breached or failed to perform any of its covenants or representations and warranties or other agreements contained in the Merger Agreement in any material respect and has not cured such breach within the time periods provided for in the Merger Agreement; or
•by the Company, by written notice to Innovid, if the Innovid Stockholder Approval has not have been obtained within five (5) Business Days after the Registration Statement Effective Date, except that the Company will have no right to terminate at any time following the delivery to the Company or its representatives on its behalf of the Innovid Stockholder Approval, even if the Innovid Stockholder Approval is delivered following such five (5) Business Days period after the Registration Statement Effective Date.
Subscription Agreements
In connection with the of the Merger Agreement, the Company entered into certain subscription agreements, each dated June 24, 2021 (the “Subscription Agreements”), with certain accredited and institutional investors, pursuant to which such investors have subscribed to purchase an aggregate of 15,000,000 shares of the Company Class A Common Stock (together, the “Subscriptions”), for a purchase price of $10.00 per share, for an aggregate purchase price of $150,000,000, to be issued immediately prior to or substantially concurrently with the closing (the “PIPE Investment”). The obligations of each party to consummate the Subscriptions are conditioned upon, among other things, customary closing conditions and the consummation of the transactions contemplated by the Merger Agreement.
In addition, on June 24, 2021, the Company agreed to terminate the previously disclosed forward purchase agreements dated January 26, 2021 (the “Forward Purchase Agreements”), between the Company and a number of the forward purchase investors (the “FPA Subscribers”), pursuant to which the FPA Subscribers confirmed their intent to purchase, and the Company agreed to sell to the FPA Subscribers, an aggregate of 5,000,000 shares of the Company Class A Common Stock for a purchase price of $10.00 per unit and an aggregate of $50 million.
Pursuant to the Subscription Agreements, the Company agreed that, within 30 business days following the closing of the Business Combination, ION will file with the Securities and Exchange Commission (“SEC”) a registration statement registering the resale of the PIPE Shares and the New Class A Common Stock (the “Registration Statement”), and will use its commercially reasonable efforts to have the Registration Statement declared effective as soon as practicable after the filing thereof, but no later than the earlier of (i) the 60th calendar day (or 120th calendar day if the SEC notifies the Company that it will “review” the Registration Statement) following the closing and (ii) the 10th business day after the date the Company is notified (orally or in writing, whichever is earlier) by the SEC that the Registration Statement will not be “reviewed” or will not be subject to further review.
Secondary Share Purchase Agreements
The Merger Agreement contemplates that, at the closing, the Company (the “Buyer”) will purchase and one or more Innovid Stockholders (the “Sellers”) will sell in accordance with the share purchase agreement (the “Purchase and Sale Agreement”) an aggregate amount of shares determined by the Company and for an aggregate purchase price determined by the Company (“Secondary Sale Amount”). The Secondary Sale Amount will be determined by the Company based on the amount of cash the Company has on hand at the closing for the transaction minus $150,000,000; however if the amount equals or is less than $150,000,000, the Secondary Sale Amount shall equal zero. The closing of the Secondary Purchases is conditioned upon, among other things, the consummation of the transactions.